Capital Stock and Long-term Retention Plan - Stock awards (Details) - LTRP EquityInstruments in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 EquityInstruments $ / shares shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Aug. 31, 2021 shares	Jun. 30, 2020 shares
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards	1 year 3 months 10 days	1 year 4 months 17 days
CPOs
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments	160,365	243,472
Conditionally sold (in CPOs) | EquityInstruments	38,800	39,200	72,558	32,500	37,000
Paid by employees (in CPOs) | EquityInstruments	(8,633)
Forfeited (in CPOs) | EquityInstruments	(13,674)	(122,307)
Outstanding at end of year (in CPOs) | EquityInstruments	176,858	160,365	243,472
To be paid by employees at end of year (in CPOs) | EquityInstruments	60,155	23,361
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares	$ 39.36	$ 65.19
Conditionally sold | $ / shares	8.62	6.84
Paid by employees (in pesos per CPO) | $ / shares	38.30
Forfeited (in pesos per CPO) | $ / shares	64.96	81.36
Outstanding at end of year (in pesos per CPO) | $ / shares	31.22	39.36	$ 65.19
To be paid by employees at end of year (in pesos per CPO) | $ / shares	$ 52.69	$ 80.72
Number Of Ordinary Participant Certificates Or Their Equivalent Owned | shares						1.0
Number of other equity instruments held in connection of with forfeited rights | shares	7.5	27.4					8.6